AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 18, 2012

                                                              File No. 033-42484
                                                              File No. 811-06400

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 197                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 198                             /X/

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

                                 1-800-932-7781
                        (Registrant's Telephone Number)

                                Michael Beattie
                              c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                    Copy to:

Timothy W. Levin, Esquire                            Dianne M. Sulzbach, Esquire
Morgan, Lewis & Bockius LLP                          c/o SEI Corporation
1701 Market Street                                   One Freedom Valley Drive
Philadelphia, Pennsylvania 19103                     Oaks, Pennsylvania 19456


    It is proposed that this filing become effective (check appropriate box)

--------------------------------------------------------------------------------
         /X /   Immediately upon filing pursuant to paragraph (b)
         / /    On [date] pursuant to paragraph (b)
         / /    60 days after filing pursuant to paragraph (a)(1)
         / /   75 days after filing pursuant to paragraph (a)(2)
         / /    On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

                                EXPLANATORY NOTE

         This Post-Effective Amendment No. 197 relates solely to the Cambiar Opportunity Fund, Cambiar International Equity Fund, Cambiar Small Cap Fund, Cambiar Aggressive Value Fund, Cambiar SMID Fund (formerly, the Cambiar Smid 30
Fund)  and  Cambiar  Global  Select  Fund.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 197 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 18th day of September, 2012.

                                             THE ADVISORS' INNER CIRCLE FUND

                                             By:              *
                                                 --------------------------
                                                 Michael Beattie, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.



        *                                 Trustee                               September 18, 2012
-------------------------
Charles E. Carlbom

        *                                 Trustee                               September 18, 2012
-------------------------
John K. Darr

        *                                 Trustee                               September 18, 2012
-------------------------
William M. Doran

        *                                 Trustee                               September 18, 2012
-------------------------
Joseph T. Grause, Jr.

        *                                 Trustee                               September 18, 2012
-------------------------
Mitchell A. Johnson

        *                                 Trustee                               September 18, 2012
-------------------------
Betty L. Krikorian

        *                                 Trustee                               September 18, 2012
-------------------------
Robert A. Nesher

        *                                 Trustee                               September 18, 2012
-------------------------
Bruce Speca

        *                                 Trustee                               September 18, 2012
-------------------------
James M. Storey

        *                                 Trustee                               September 18, 2012
-------------------------
George J. Sullivan, Jr.

        *                                 President                             September 18, 2012
-------------------------
Michael Beattie

        *                                  Treasurer, Controller &              September 18, 2012
-------------------------                  Chief Financial Officer
Michael Lawson

*By:     /s/ Dianne M. Sulzbach
         ----------------------
         Dianne M. Sulzbach, pursuant to Powers of Attorney dated
         November 16, 2011 and November 30, 2011, incorporated
         herein by reference to Exhibit (q) of Post-Effective Amendment
         No. 179, filed on February 28, 2012


                                 EXHIBIT INDEX
                                 -------------



EXHIBIT NUMBER         DESCRIPTION
--------------         -----------
EX-101.INS             XBRL Instance Document
EX-101.SCH             XBRL Taxonomy Extension Schema Document
EX-101.CAL             XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF             XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB             XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE             XBRL Taxomony Extension Presentation Linkbase